FINANCIAL STATEMENTS

T. Rowe Price Variable Annuity Account of FSBL

Year Ended December 31, 2023

With Report of Independent Registered Public Accounting Firm

T. Rowe Price Variable Annuity Account of FSBL

Financial Statements

Year Ended December 31, 2023

Report of Independent Registered Public Accounting Firm

To the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York and Contract Owners of T Rowe Price Variable Annuity Account of FSBL

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise T. Rowe Price Variable Annuity Account of FSBL (the Separate Account), as of December 31, 2023 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1994.

Kansas City, Missouri

April 26, 2024

Appendix

Subaccounts listed that comprising T. Rowe Price Variable Annuity Account of FSBL

Subaccounts	Statements of operations and changes in net assets
Invesco V.I. Government Money Market	For the year ended December 31, 2023 and the period from April 29, 2022 (commencement of operations) through December 31, 2022

T. Rowe Price All-Cap Opportunities	For each of the two years in the period ended December 31, 2023

T. Rowe Price Blue Chip Growth	For each of the two years in the period ended December 31, 2023

T. Rowe Price Equity Income	For each of the two years in the period ended December 31, 2023

T. Rowe Price Equity Index 500	For each of the two years in the period ended December 31, 2023

T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2023

T. Rowe Price International Stock	For each of the two years in the period ended December 31, 2023

T. Rowe Price Limited-Term Bond	For each of the two years in the period ended December 31, 2023

T. Rowe Price Mid-Cap Growth	For each of the two years in the period ended December 31, 2023

T. Rowe Price Moderate Allocation	For each of the two years in the period ended December 31, 2023

T. Rowe Price Variable Annuity Account of FSBL

Statements of Net Assets

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Unit Values
Invesco V.I. Government Money Market	844,571	$844,571	$844,571	$844,571	80,476	$10.49
T. Rowe Price All-Cap Opportunities	237,631	7,153,777	8,174,521	8,174,521	50,953	160.44
T. Rowe Price Blue Chip Growth	38,977	1,245,761	1,800,366	1,800,366	32,955	54.52
T. Rowe Price Equity Income	213,878	5,338,154	5,937,248	5,937,248	59,125	100.38
T. Rowe Price Equity Index 500	33,150	724,051	1,030,631	1,030,631	22,590	45.66
T. Rowe Price Health Sciences	78,870	2,693,726	4,362,288	4,362,288	47,620	91.60
T. Rowe Price International Stock	116,143	1,725,641	1,743,313	1,743,313	49,075	35.54
T. Rowe Price Limited-Term Bond	139,885	684,778	651,863	651,863	30,113	21.64
T. Rowe Price Mid-Cap Growth	465,889	12,058,140	13,562,026	13,562,026	94,722	143.13
T. Rowe Price Moderate Allocation	194,978	3,821,445	3,903,464	3,903,464	52,932	73.74

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Variable Annuity Account of FSBL

Statements of Operations and Change in Net Assets

Years Ended December 31, 2023 and 2022, Except as Noted

	Invesco V.I. Government Money Market	T. Rowe Price All-Cap Opportunities	T. Rowe Price Blue Chip Growth
Net assets as of December 31, 2021	$—	$9,576,702	$2,450,389

Investment income (loss):
Dividend distributions	8,480	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(2,457)	(41,751)	(9,698)

Net investment income (loss)	6,023	(41,751)	(9,698)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	382,784	76,762
Realized capital gain (loss) on investments	—	278,642	28,438
Change in unrealized appreciation (depreciation)	—	(2,656,984)	(1,033,874)

Net gain (loss) on investments	—	(1,995,558)	(928,674)

Net increase (decrease) in net assets from operations	6,023	(2,037,309)	(938,372)

Contract owner transactions:
Variable annuity deposits	10	1,017,216	13,550
Terminations, withdrawals and annuity payments	(716)	(1,455,339)	(8,253)
Transfers between subaccounts, net	680,361	(215,213)	(68,509)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	679,655	(653,336)	(63,212)

Total increase (decrease) in net assets	685,678	(2,690,645)	(1,001,584)

Net assets as of December 31, 2022	$685,678	$6,886,057	$1,448,805

Investment income (loss):
Dividend distributions	33,794	18,737	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,105)	(41,372)	(9,773)

Net investment income (loss)	29,689	(22,635)	(9,773)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	538,390	—
Realized capital gain (loss) on investments	—	81,375	168,054
Change in unrealized appreciation (depreciation)	—	1,264,186	535,478

Net gain (loss) on investments	—	1,883,951	703,532

Net increase (decrease) in net assets from operations	29,689	1,861,316	693,759

Contract owner transactions:
Variable annuity deposits	60,000	6,030	15,260
Terminations, withdrawals and annuity payments	(11,596)	(430,672)	(418,503)
Transfers between subaccounts, net	80,800	(148,210)	61,045
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	129,204	(572,852)	(342,198)

Total increase (decrease) in net assets	158,893	1,288,464	351,561

Net assets as of December 31, 2023	$844,571	$8,174,521	$1,800,366

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Variable Annuity Account of FSBL

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	T. Rowe Price Equity Income	T. Rowe Price Equity Index 500	T. Rowe Price Health Sciences
Net assets as of December 31, 2021	$6,714,076	$1,031,160	$5,249,364

Investment income (loss):
Dividend distributions	123,892	11,168	—
Investment Expenses:
Mortality and expense risk and administrative charges	(36,144)	(4,986)	(24,582)

Net investment income (loss)	87,748	6,182	(24,582)

Increase (decrease) in net assets from operations:
Capital gain distributions	351,218	4,840	70,278
Realized capital gain (loss) on investments	67,871	3,482	121,958
Change in unrealized appreciation (depreciation)	(749,566)	(212,083)	(858,781)

Net gain (loss) on investments	(330,477)	(203,761)	(666,545)

Net increase (decrease) in net assets from operations	(242,729)	(197,579)	(691,127)

Contract owner transactions:
Variable annuity deposits	41,390	8,036	4,590
Terminations, withdrawals and annuity payments	(234,518)	—	(5,313)
Transfers between subaccounts, net	516,545	18,371	(141,744)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	323,417	26,407	(142,467)

Total increase (decrease) in net assets	80,688	(171,172)	(833,594)

Net assets as of December 31, 2022	$6,794,764	$859,988	$4,415,770

Investment income (loss):
Dividend distributions	127,146	13,444	—
Investment Expenses:
Mortality and expense risk and administrative charges	(33,971)	(5,768)	(23,345)

Net investment income (loss)	93,175	7,676	(23,345)

Increase (decrease) in net assets from operations:
Capital gain distributions	241,527	5,516	151,604
Realized capital gain (loss) on investments	166,542	263,190	75,772
Change in unrealized appreciation (depreciation)	(8,686)	(16,306)	(99,734)

Net gain (loss) on investments	399,383	252,400	127,642

Net increase (decrease) in net assets from operations	492,558	260,076	104,297

Contract owner transactions:
Variable annuity deposits	208,593	5,800	990
Terminations, withdrawals and annuity payments	(1,209,946)	(542,985)	(148,685)
Transfers between subaccounts, net	(348,721)	447,752	(10,084)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(1,350,074)	(89,433)	(157,779)

Total increase (decrease) in net assets	(857,516)	170,643	(53,482)

Net assets as of December 31, 2023	$5,937,248	$1,030,631	$4,362,288

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Variable Annuity Account of FSBL

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

	T. Rowe Price International Stock	T. Rowe Price Limited-Term Bond	T. Rowe Price Mid- Cap Growth
Net assets as of December 31, 2021	$2,249,881	$912,072	$16,706,730

Investment income (loss):
Dividend distributions	14,098	16,935	—
Investment Expenses:
Mortality and expense risk and administrative charges	(10,171)	(4,793)	(70,126)

Net investment income (loss)	3,927	12,142	(70,126)

Increase (decrease) in net assets from operations:
Capital gain distributions	42,592	1,345	362,851
Realized capital gain (loss) on investments	(6,484)	(1,111)	165,036
Change in unrealized appreciation (depreciation)	(403,741)	(58,161)	(4,205,957)

Net gain (loss) on investments	(367,633)	(57,927)	(3,678,070)

Net increase (decrease) in net assets from operations	(363,706)	(45,785)	(3,748,196)

Contract owner transactions:
Variable annuity deposits	382,325	1,320	109,199
Terminations, withdrawals and annuity payments	(505,202)	(15,982)	(719,102)
Transfers between subaccounts, net	(17,148)	(2,373)	(719,486)
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(140,025)	(17,035)	(1,329,389)

Total increase (decrease) in net assets	(503,731)	(62,820)	(5,077,585)

Net assets as of December 31, 2022	$1,746,150	$849,252	$11,629,145

Investment income (loss):
Dividend distributions	16,553	23,127	—
Investment Expenses:
Mortality and expense risk and administrative charges	(9,436)	(3,892)	(68,188)

Net investment income (loss)	7,117	19,235	(68,188)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	811,441
Realized capital gain (loss) on investments	(11,081)	(13,903)	32,130
Change in unrealized appreciation (depreciation)	262,190	25,555	1,434,242

Net gain (loss) on investments	251,109	11,652	2,277,813

Net increase (decrease) in net assets from operations	258,226	30,887	2,209,625

Contract owner transactions:
Variable annuity deposits	1,080	1,290	2,080
Terminations, withdrawals and annuity payments	(262,732)	(230,023)	(362,224)
Transfers between subaccounts, net	589	457	83,400
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(261,063)	(228,276)	(276,744)

Total increase (decrease) in net assets	(2,837)	(197,389)	1,932,881

Net assets as of December 31, 2023	$1,743,313	$651,863	$13,562,026

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Variable Annuity Account of FSBL

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022, Except as Noted

T. Rowe Price Moderate Allocation
Net assets as of December 31, 2021	$4,162,369

Investment income (loss):
Dividend distributions	57,659
Investment Expenses:
Mortality and expense risk and administrative charges	(20,063)

Net investment income (loss)	37,596

Increase (decrease) in net assets from operations:
Capital gain distributions	71,910
Realized capital gain (loss) on investments	565
Change in unrealized appreciation (depreciation)	(899,173)

Net gain (loss) on investments	(826,698)

Net increase (decrease) in net assets from operations	(789,102)

Contract owner transactions:
Variable annuity deposits	5,746
Terminations, withdrawals and annuity payments	(26,415)
Transfers between subaccounts, net	149,419
Maintenance charges and mortality adjustments	—

Increase (decrease) in net assets from contract transactions	128,750

Total increase (decrease) in net assets	(660,352)

Net assets as of December 31, 2022	$3,502,017

Investment income (loss):
Dividend distributions	84,796
Investment Expenses:
Mortality and expense risk and administrative charges	(20,096)

Net investment income (loss)	64,700

Increase (decrease) in net assets from operations:
Capital gain distributions	10,579
Realized capital gain (loss) on investments	(6,200)
Change in unrealized appreciation (depreciation)	436,991

Net gain (loss) on investments	441,370

Net increase (decrease) in net assets from operations	506,070

Contract owner transactions:
Variable annuity deposits	3,000
Terminations, withdrawals and annuity payments	(81,396)
Transfers between subaccounts, net	(26,227)
Maintenance charges and mortality adjustments	—

Increase (decrease) in net assets from contract transactions	(104,623)

Total increase (decrease) in net assets	401,447

Net assets as of December 31, 2023	$3,903,464

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Variable Annuity Account of FSBL

Notes to Financial Statements

December 31, 2023

1. Organization and Significant Accounting Policies

T. Rowe Price Variable Annuity Account of FSBL (the Account) is a separate account of First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	—
T. Rowe Price All-Cap Opportunities	—	T. Rowe Price Associates, Inc	—
T. Rowe Price Blue Chip Growth	—	T. Rowe Price Associates, Inc	—
T. Rowe Price Equity Income	—	T. Rowe Price Associates, Inc	—
T. Rowe Price Equity Index 500	—	T. Rowe Price Associates, Inc	T. Rowe Price International Ltd
T. Rowe Price Health Sciences	—	T. Rowe Price Associates, Inc	—
T. Rowe Price International Stock	—	T. Rowe Price Associates, Inc	—
T. Rowe Price Limited-Term Bond	—	T. Rowe Price Associates, Inc	—
T. Rowe Price Mid-Cap Growth	—	T. Rowe Price Associates, Inc	—
T. Rowe Price Moderate Allocation	—	T. Rowe Price Associates, Inc	—

Ten subaccounts are currently offered by the Account, all of which had activity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

T. Rowe Price Associates, Inc. (T. Rowe Price) serves as the investment advisor to each portfolio, except the T. Rowe Price International Stock Portfolio. T. Rowe Price International, Inc., an affiliate of T. Rowe Price, serves as investment advisor to the T. Rowe Price International Stock Portfolio. The investment advisors are responsible for managing the portfolios’ assets in accordance with the terms of the investment advisory contracts.

T. Rowe Price Variable Annuity Account of FSBL

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

All subaccounts reported a full twelve month period except for the following as indicated:

Inception Date	Subaccount
April 29, 2022	Invesco V.I. Government Money Market

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2023, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
Invesco V.I. Government Money Market	$175,471	$16,578
T. Rowe Price All-Cap Opportunities	850,124	907,221
T. Rowe Price Blue Chip Growth	309,622	661,593
T. Rowe Price Equity Income	894,130	1,909,502
T. Rowe Price Equity Index 500	727,323	803,564
T. Rowe Price Health Sciences	156,721	186,241
T. Rowe Price International Stock	28,726	282,672
T. Rowe Price Limited-Term Bond	25,092	234,133
T. Rowe Price Mid-Cap Growth	908,314	441,805
T. Rowe Price Moderate Allocation	106,280	135,624

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

As of December 31, 2023, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

T. Rowe Price Variable Annuity Account of FSBL

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2023.

2. Variable Annuity Contract Charges

Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate of 0.55% of the average daily net assets of each account. These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

T. Rowe Price Variable Annuity Account of FSBL

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2023 and 2022, were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Invesco V.I. Government Money Market	13,763	(1,253)	12,510	68,553	(587)	67,966
T. Rowe Price All-Cap Opportunities	2,021	(6,118)	(4,097)	6,973	(11,685)	(4,712)
T. Rowe Price Blue Chip Growth	6,616	(13,048)	(6,432)	905	(2,263)	(1,358)
T. Rowe Price Equity Income	5,654	(20,248)	(14,594)	7,512	(3,815)	3,697
T. Rowe Price Equity Index 500	17,046	(18,038)	(992)	759	(116)	643
T. Rowe Price Health Sciences	77	(1,816)	(1,739)	1,455	(3,172)	(1,717)
T. Rowe Price International Stock	387	(8,131)	(7,744)	11,009	(15,482)	(4,473)
T. Rowe Price Limited-Term Bond	119	(10,953)	(10,834)	112	(925)	(813)
T. Rowe Price Mid-Cap Growth	773	(2,950)	(2,177)	1,481	(11,768)	(10,287)
T. Rowe Price Moderate Allocation	208	(1,753)	(1,545)	2,576	(699)	1,877

T. Rowe Price Variable Annuity Account of FSBL

Notes to Financial Statements (continued)

4. Financial Highlights

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2023, were as follows:

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)
Invesco V.I. Government Money Market
2023	80,476	10.49	844,571	0.04	0.55	3.96
2022	67,966	10.09	685,678	0.02	0.55	0.90
T. Rowe Price All-Cap Opportunities
2023	50,953	160.44	8,174,521	0.00	0.55	28.26
2022	55,050	125.09	6,886,057	—	0.55	(21.94)
2021	59,762	160.25	9,576,702	—	0.55	20.13
2020	65,090	133.40	8,682,597	—	0.55	43.58
2019	68,470	63.47	6,361,196	0.43	0.55	34.19
T. Rowe Price Blue Chip Growth
2023	32,955	54.52	1,800,366	—	0.55	48.47
2022	39,387	36.72	1,448,805	—	0.55	(38.84)
2021	40,745	60.04	2,450,389	—	0.55	16.99
2020	36,425	51.32	1,873,134	—	0.55	33.54
2019	32,420	38.43	1,248,725	—	0.55	29.18
T. Rowe Price Equity Income
2023	59,125	100.38	5,937,248	0.02	0.55	8.93
2022	73,719	92.15	6,794,764	0.02	0.55	(3.87)
2021	70,022	95.86	6,714,076	0.02	0.55	24.87
2020	75,524	76.77	5,799,744	0.02	0.55	0.63
2019	77,605	76.29	5,922,408	2.38	0.55	25.70
T. Rowe Price Equity Index 500
2023	22,590	45.66	1,030,631	0.01	0.55	25.13
2022	23,582	36.49	859,988	0.01	0.55	(18.89)
2021	22,939	44.99	1,031,160	0.01	0.55	27.49
2020	28,898	35.29	1,019,055	0.01	0.55	17.40
2019	29,149	30.06	875,750	1.82	0.55	30.30

T. Rowe Price Variable Annuity Account of FSBL

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)
T. Rowe Price Health Sciences
2023	47,620	91.60	4,362,288	—	0.55	2.39
2022	49,359	89.46	4,415,770	—	0.55	(12.95)
2021	51,076	102.77	5,249,364	—	0.55	12.48
2020	51,892	91.37	4,741,481	—	0.55	28.91
2019	54,165	70.88	3,839,336	—	0.55	28.24
T. Rowe Price International Stock
2023	49,075	35.54	1,743,313	0.01	0.55	15.61
2022	56,819	30.74	1,746,150	0.01	0.55	(16.29)
2021	61,292	36.72	2,249,881	0.01	0.55	0.77
2020	67,618	36.44	2,463,365	0.01	0.55	13.80
2019	67,899	32.02	2,173,278	2.36	0.55	27.06
T. Rowe Price Limited-Term Bond
2023	30,113	21.64	651,863	0.03	0.55	4.39
2022	40,947	20.73	849,252	0.02	0.55	(5.04)
2021	41,760	21.83	912,072	0.01	0.55	(0.46)
2020	42,295	21.93	927,697	0.02	0.55	4.13
2019	39,473	21.06	831,436	2.41	0.55	3.79
T. Rowe Price Mid-Cap Growth
2023	94,722	143.13	13,562,026	—	0.55	19.30
2022	96,899	119.97	11,629,145	—	0.55	(23.01)
2021	107,186	155.82	16,706,730	—	0.55	14.22
2020	109,759	136.42	14,978,034	—	0.55	23.12
2019	114,498	110.80	12,690,142	0.14	0.55	30.57
T. Rowe Price Moderate Allocation
2023	52,932	73.74	3,903,464	0.02	0.55	14.72
2022	54,477	64.28	3,502,017	0.02	0.55	(18.77)
2021	52,600	79.13	4,162,369	0.01	0.55	9.46
2020	54,897	72.29	3,968,830	0.01	0.55	13.90
2019	54,668	92.91	3,469,652	2.00	0.55	19.15

T. Rowe Price Variable Annuity Account of FSBL

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.